Long-term investments - Additional Information (Details)	1 Months Ended	12 Months Ended
	Oct. 31, 2020	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Net unrealized gains on investments held		$ 794,000	$ 10,907,000
Impairment of long-term investments		794,000	19,831,000	$ 7,794,000
Shanghai Lexiang [Member]
Percentage of equity interest disposed	4.82
Consideration for disposal of equity interest			$ 268,000
Net unrealized gains on investments held		794,000
Impairment of long-term investments		$ 794,000
Chengdu Diting [Member]
Percent of equity interest owned		12.74%	12.74%
Guangzhou Yuechuan [Member]
Percent of equity interest owned		9.30%	9.30%
Zhuhai Qianyou [Member]
Percent of equity interest owned		19.00%	19.00%